Income Tax (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of income taxes
	For the Six Months Ended
	June 30,
	2022	2021
Current	$(5,234,457)	$-
Deferred	102,063	-
Total	$(5,132,394)	$-

Schedule of statutory income tax rate and the company’s effective income tax rate
	For the Six Months Ended
	June 30,
	2022	2021
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	1%	(14)%
Changes in valuation allowance	0%	(11)%
Effective tax rate	26%	0%

Schedule of net operating losses carried forward for the company’s subsidiaries
	For the Six Months Ended
	June 30,
	2022	2021
PRC Region	$408,253	$202,363
HK Region	-	289,233
Total cumulative net operating loss carry-forward from continuing operation	$408,253	$491,597

Schedule of company’s net deferred tax assets
	June 30,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry-forwards	$221,195	$129,034
Total of deferred tax assets	221,195	129,034
Less: valuation allowance	-	-
Net deferred assets	$221,195	$129,034

Schedule of unrecognized tax benefits related to the Company’s uncertain tax positions
	For the Six Months Ended
	June 30,
	2022	2021
Gross beginning balance	$2,960,155	$1,638,673
Gross increase to tax positions in the current period	4,252,847	-
Gross increase to tax position in the prior period	-	-
Gross decrease to tax position in the prior period	-	-
Lapse of statute limitations	-	-
Gross ending balance	$7,213,002	$1,638,673